UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23069

The Cushing MLP Infrastructure Master Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing Asset Management, L.P.
8117 Preston Road, Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

The Cushing® MLP Infrastructure Master Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2016

	Shares	Fair Value
Common Stock - 9.1%
General Partners - 9.1%
United States - 9.1%
Kinder Morgan, Inc.	80,400	$1,454,436
Targa Resources Corporation	41,300	1,110,144
		2,564,580

Total Common Stock (Cost $3,066,961)		$2,564,580

Master Limited Partnerships and Related Companies - 89.9%
Crude Oil & Refined Products - 37.7%
United States - 37.7%
Buckeye Partners, L.P.	56,250	$1,515,678
Genesis Energy, L.P.	43,200	1,106,352
MPLX, L.P.	32,100	1,610,874
NuStar Energy, L.P.	11,450	401,094
Phillips 66 Partners, L.P.	20,750	1,250,603
Rose Rock Midstream, L.P.	80,700	806,193
Shell Midstream Partners, L.P.	43,500	1,546,425
Sunoco Logistics Partners, L.P.	57,250	1,410,640
Tesoro Logistics, L.P.	25,200	1,051,344
		10,699,203
Large Cap Diversified - 30.1%
United States - 30.1%
Enbridge Energy Partners, L.P.	28,050	465,069
Energy Transfer Equity, L.P.	125,850	880,950
Energy Transfer Partners, L.P.	60,900	1,624,203
Enterprise Products Partners, L.P.	67,000	1,565,790
Magellan Midstream Partners, L.P.	22,900	1,547,582
ONEOK Partners, L.P.	49,200	1,445,988
Plains All American Pipeline, L.P.	47,000	1,006,740
		8,536,322
Natural Gas Gatherers & Processors - 8.0%
United States - 8.0%
Columbia Pipeline Partners, L.P.	70,950	1,255,105
Western Gas Partners, L.P.	25,900	1,015,539
		2,270,644
Natural Gas Transportation & Storage - 14.1%
United States - 14.1%
Boardwalk Pipeline Partners, L.P.	56,250	698,625
EQT Midstream Partners, L.P.	22,450	1,608,093
Spectra Energy Partners, L.P.	20,600	953,986
TC Pipelines, L.P.	16,600	734,882
		3,995,586

Total Master Limited Partnerships and Related Companies (Cost $30,183,691)		$25,501,755

Short-Term Investments - Investment Companies - 1.3%
United States - 1.3%
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (1)	75,070	$75,070
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (1)	75,070	75,070
Fidelity Money Market Portfolio - Institutional Class, 0.12% (1)	75,070	75,070
First American Government Obligations Fund - Class Z, 0.07% (1)	75,071	75,071
Invesco STIC Prime Portfolio, 0.08% (1)	75,070	75,070
Total Short-Term Investments (Cost $375,351)		$375,351

Total Investments - 100.3% (Cost $33,626,003)		$28,441,686
Liabilities in Excess of Other Assets - (0.3)%		(71,209)
Total Net Assets Applicable to Unitholders - 100.0%		$28,370,477

Percentages are stated as a percent of net assets.
(1)	Rate reported is the current yield as of February 29, 2016.

Income Taxes

The Cushing MLP Infrastructure Master Fund (the “Fund”) does not record a provision for U.S. federal, state, or local income taxes because the Fund’s unitholders report their share of the Fund’s income or loss on their income tax returns.  The Fund files an income tax return in the U.S. and may file income tax returns in various states.  The Fund is subject to income tax examinations by major taxing authorities for all tax years since its inception.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
	Fair Value at	for	Observable	Unobservable
	February 29,	Identical Assets	Inputs	Inputs
Description	2016	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Common Stock	$2,564,580	$2,564,580	$-	$-
Master Limited	25,501,755	25,501,755
Partnerships and
Related
Companies (a)
Total Equity Securities	28,066,335	28,066,335	-	-
Other
Short-Term	375,351	375,351	-	-
Investments
Total Other	375,351	375,351	-	-
Total	$28,441,686	$28,441,686	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2016.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 29, 2016.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Cushing MLP Infrastructure Master Fund

By (Signature and Title) /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date  April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date  April 28, 2016
By (Signature and Title) /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date  April 28, 2016